Long-term debt: (Details) In Thousands, unless otherwise specified						1 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2011 CAD	Jul. 02, 2010 OMVL USD ($)	Jul. 02, 2010 OMVL CAD	Sep. 30, 2011 Subordinated debenture notes USD ($)	Sep. 30, 2011 Subordinated debenture notes CAD	Dec. 31, 2012 Subordinated debenture notes USD ($)	Dec. 31, 2011 Subordinated debenture notes USD ($)	Dec. 31, 2012 Long-term payable USD ($)	Dec. 31, 2011 Long-term payable USD ($)	Jul. 31, 2010 Long-term payable OMVL	Dec. 31, 2012 Long-term payable OMVL EUR (€)	Jul. 02, 2010 Long-term payable OMVL USD ($)	Jul. 02, 2010 Long-term payable OMVL EUR (€)	Dec. 31, 2012 Senior financing USD ($)	Dec. 31, 2011 Senior financing USD ($)	Dec. 31, 2012 Senior revolving financing USD ($) item	Dec. 31, 2011 Senior revolving financing USD ($)	Dec. 31, 2012 Senior revolving financing September 30, 2017 USD ($)	Dec. 31, 2012 Senior revolving financing September 30, 2017 EUR (€)	Dec. 31, 2012 Letter of credit	Dec. 31, 2011 Letter of credit USD ($)	Dec. 31, 2012 Other bank financing USD ($)	Dec. 31, 2011 Other bank financing USD ($)	Dec. 31, 2012 Other bank financing Minimum	Dec. 31, 2012 Other bank financing Maximum	Dec. 31, 2012 Capital lease obligations USD ($)	Dec. 31, 2011 Capital lease obligations USD ($)	Dec. 31, 2012 Capital lease obligations Minimum	Dec. 31, 2012 Capital lease obligations Maximum
Long-term debt:
Long-term debt	$ 80,722	$ 86,145						$ 36,185	$ 35,398	$ 9,836	$ 9,330					$ 18,812	$ 24,871	$ 13,185	$ 11,360					$ 1,171	$ 2,557			$ 1,533	$ 2,629
Current portion of long-term debt	(28,566)	(20,568)
Long-term debt excluding current maturities	52,156	65,577
Debt raised						36,185	36,000
Fixed interest rate (as a percent)								9.00%
Ratio of redemption price to principal amount of the debentures after September 22, 2012 and on or before March 22, 2013								1.150
Ratio of redemption price to principal amount of the debentures after March 22, 2013								1.100
Cash commission as percentage of principal amount								3.85%
Cash commission paid								1,460
Purchase price of business acquired				25,711
Portion of the purchase price payable on the third anniversary													7,600	10,021	7,600
Period from acquisition date, after which portion of the purchase price becomes payable												3 years
Effective interest rate (as a percent)													3.72%
Outstanding letter of credit issued as cross guarantee				10,618	10,564
Variable base rate																6-month Euribor		6-month Euribor
Spread on variable rate (as a percent)																1.70%		2.20%
Principal repayment schedule
2013																3,718
2014																4,090
2015																4,461
2016																4,647
2017																2,324
Total principal repayment																19,240
Effective interest rate at period end (as a percent)																2.00%		2.50%
Number of installments of principal payment																		1
Principal payments																				13,185	10,000
Interest rate (as a percent)																						0.75%				1.01%	8.00%			3.07%	7.32%
Amount of Credit facility Drawn
Initial lease term of capital lease obligation																														3 years	5 years
Minimum annual payments under capital lease obligations
2013																												836
2014																												418
2015																												276
2016																												34
2017																												2
Minimum annual payments																												1,566
Amount representing interest																												(33)
Minimum annual payments excluding interest																												1,533
Maximum borrowing capacity			30,000